American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value Fund
November 30, 2022

Avantis International Small Cap Value Fund - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Australia — 9.6%
29Metals Ltd.(1)	44,992	75,744
Adbri Ltd.	79,984	94,495
Aeris Resources Ltd.(1)(2)	55,697	20,322
Alkane Resources Ltd.(2)	84,644	35,487
Alliance Aviation Services Ltd.(2)	9,551	19,536
AMP Ltd.(2)	197,130	183,743
Ardent Leisure Group Ltd.(2)	133,547	54,395
Aurelia Metals Ltd.(1)(2)	329,886	35,220
Austal Ltd.	104,853	174,635
Australian Agricultural Co. Ltd.(2)	38,261	45,950
Australian Finance Group Ltd.(1)	51,743	58,934
Bank of Queensland Ltd.(1)	94,175	462,635
Beach Energy Ltd.	510,435	615,356
Bega Cheese Ltd.	77,342	185,243
Bendigo & Adelaide Bank Ltd.	110,415	689,308
Brickworks Ltd.	2,469	37,905
Byron Energy Ltd.(2)	7,834	629
Capricorn Metals Ltd.(2)	65,463	189,815
Challenger Ltd.(1)	97,841	489,460
Champion Iron Ltd.	78,922	345,294
Cooper Energy Ltd.(2)	137,266	18,230
Coronado Global Resources, Inc.	257,710	371,836
Costa Group Holdings Ltd.	96,391	174,048
Credit Corp. Group Ltd.	11,912	165,511
CSR Ltd.	119,094	396,801
DDH1 Ltd.	75,837	46,873
Eclipx Group Ltd.(1)(2)	76,422	108,786
Emeco Holdings Ltd.	88,013	46,356
Evolution Mining Ltd.(1)	349,758	651,875
EVT Ltd.	18,344	172,287
Gold Road Resources Ltd.	312,404	378,495
Grange Resources Ltd.	183,957	96,099
Hastings Technology Metals Ltd.(1)(2)	32,068	80,664
Helia Group Ltd.	100,103	185,034
HUB24 Ltd.	126	2,347
Humm Group Ltd.(1)	50,226	19,573
Iluka Resources Ltd.	116,720	812,313
Infomedia Ltd.	30,568	23,004
Inghams Group Ltd.	99,788	192,156
JB Hi-Fi Ltd.(1)	1,944	59,786
Karoon Energy Ltd.(2)	57,217	90,472
Leo Lithium Ltd.(1)(2)	283,303	107,751
Macmahon Holdings Ltd.	111,757	11,777
Magellan Financial Group Ltd.(1)	38,074	257,667
McMillan Shakespeare Ltd.	20,883	210,177
Metals X Ltd.(2)	108,460	20,514
Monadelphous Group Ltd.	4,391	41,278
Money3 Corp. Ltd.	24,697	33,003

Mount Gibson Iron Ltd.(1)(2)	54,215	17,029
Myer Holdings Ltd.	227,551	114,468
MyState Ltd.	7,500	20,654
New Hope Corp. Ltd.(1)	161,917	653,464
nib holdings Ltd.	74,771	371,491
Nine Entertainment Co. Holdings Ltd.	191,474	276,875
NRW Holdings Ltd.	179,625	336,656
Nufarm Ltd.(1)	85,800	355,043
OFX Group Ltd.(2)	32,997	54,862
Orica Ltd.	39,595	401,318
Pacific Current Group Ltd.	868	4,607
Pendal Group Ltd.	76,178	261,843
Perenti Ltd.(2)	264,453	199,511
Perseus Mining Ltd.	387,536	596,909
Platinum Asset Management Ltd.	118,381	146,543
Premier Investments Ltd.	19,428	339,564
Ramelius Resources Ltd.	207,905	122,650
Regis Resources Ltd.	192,727	256,736
Reject Shop Ltd.(2)	3,585	11,048
Resimac Group Ltd.	17,203	11,668
Resolute Mining Ltd.(1)(2)	742,032	81,542
Ridley Corp. Ltd.(1)	68,941	90,492
Sandfire Resources Ltd.(1)	142,312	492,583
Seven West Media Ltd.(1)(2)	212,976	60,168
Sierra Rutile Holdings Ltd.(1)(2)	8,804	1,306
Silver Lake Resources Ltd.(2)	181,307	151,959
Sims Ltd.	33,855	302,479
Southern Cross Media Group Ltd.(1)	65,243	46,766
Super Retail Group Ltd.	41,304	312,866
Ten Sixty Four Ltd.	4,832	1,837
Terracom Ltd.	58,951	34,891
Viva Energy Group Ltd.	296,897	557,888
West African Resources Ltd.(2)	299,859	240,392
Westgold Resources Ltd.(2)	82,724	42,719
Whitehaven Coal Ltd.	154,237	1,052,368
		16,612,014
Austria — 0.8%
AT&S Austria Technologie & Systemtechnik AG	16,805	616,227
IMMOFINANZ AG	993	10
POLYTEC Holding AG	6,121	32,068
Porr AG	7,672	103,890
Semperit AG Holding	7,146	145,776
UNIQA Insurance Group AG	63,327	473,612
		1,371,583
Belgium — 1.3%
Bekaert SA	11,640	415,651
bpost SA	16,489	94,766
Cie d'Entreprises CFE(1)(2)	3,893	38,331
Deceuninck NV	1,622	4,012
Deme Group NV(2)	1,707	212,244
Exmar NV	16,826	157,149
Gimv NV	6,134	265,906
Ion Beam Applications	1,197	17,789
Jensen-Group NV	250	7,214
KBC Ancora	16,027	667,734

Ontex Group NV(1)(2)	10,895	73,384
Tessenderlo Group SA(2)	8,268	274,535
		2,228,715
Canada — 10.3%
Advantage Energy Ltd.(2)	43,200	371,254
Alaris Equity Partners Income	1,400	17,818
Algoma Central Corp.	200	2,468
Algoma Steel Group, Inc.(1)	17,200	114,057
Argonaut Gold, Inc.(2)	34,000	9,605
Aris Mining Corp.	7,900	20,555
Athabasca Oil Corp.(1)(2)	114,700	236,196
Baytex Energy Corp.(1)(2)	128,800	657,812
Birchcliff Energy Ltd.	60,815	485,562
Bonterra Energy Corp.(2)	5,800	33,675
Calibre Mining Corp.(2)	24,700	16,526
Canaccord Genuity Group, Inc.	17,179	99,997
Canacol Energy Ltd.(1)	15,500	23,046
Canadian Western Bank(1)	13,000	249,823
Canfor Corp.(1)(2)	12,800	226,758
Capital Power Corp.	22,700	780,320
Capstone Mining Corp.(1)(2)	4,000	13,976
Cardinal Energy Ltd.(1)	30,100	182,594
Centerra Gold, Inc.	44,500	237,858
China Gold International Resources Corp. Ltd.(1)	2,500	7,062
Chorus Aviation, Inc.(1)(2)	12,431	29,387
Copper Mountain Mining Corp.(1)(2)	21,000	28,569
Corus Entertainment, Inc., B Shares(1)	34,016	58,668
Crescent Point Energy Corp.(1)	114,646	890,645
Crew Energy, Inc.(1)(2)	32,200	161,581
Dorel Industries, Inc., Class B(1)	3,777	13,983
Dundee Precious Metals, Inc.	34,500	162,863
Eldorado Gold Corp.(2)	17,900	137,196
Element Fleet Management Corp.	55,582	787,565
Endeavour Mining PLC	20	424
Enerflex Ltd.(1)	11,500	76,259
Enerplus Corp.(1)	43,700	812,502
Ensign Energy Services, Inc.(2)	18,000	52,589
EQB, Inc.(1)	3,400	152,060
ERO Copper Corp.(1)(2)	14,700	186,106
Evertz Technologies Ltd.	700	6,380
Extendicare, Inc.(1)	5,700	28,688
First National Financial Corp.(1)	700	18,776
Fortuna Silver Mines, Inc.(1)(2)	46,300	172,788
Frontera Energy Corp.(2)	9,445	75,201
Galiano Gold, Inc.(1)(2)	66	37
Gear Energy Ltd.	25,000	21,745
Home Capital Group, Inc.(1)	5,153	163,575
Hudbay Minerals, Inc.(1)	32,200	181,688
iA Financial Corp., Inc.	9,200	519,041
IAMGOLD Corp.(1)(2)	37,500	76,664
Interfor Corp.(1)(2)	12,330	230,990
International Petroleum Corp.(1)(2)	702	8,021
Jaguar Mining, Inc.	3,200	6,399
Kelt Exploration Ltd.(2)	34,500	139,523
Kinross Gold Corp.(1)	156,643	647,463

Laurentian Bank of Canada(1)	4,700	116,037
Linamar Corp.	6,500	319,069
Lundin Gold, Inc.	7,300	72,015
Lundin Mining Corp.(1)	115,500	710,954
Martinrea International, Inc.(1)	14,760	130,686
MEG Energy Corp.(2)	51,000	726,053
Methanex Corp.	11,500	449,604
New Gold, Inc.(1)(2)	79,400	87,950
North American Construction Group Ltd.(1)	3,549	47,728
NuVista Energy Ltd.(2)	35,188	360,996
Obsidian Energy Ltd.(2)	15,300	115,903
OceanaGold Corp.(2)	128,200	218,249
Onex Corp.	12,000	632,405
Parex Resources, Inc.	21,900	313,567
Peyto Exploration & Development Corp.(1)	36,800	410,363
Pipestone Energy Corp.(1)(2)	21,400	54,091
Precision Drilling Corp.(1)(2)	10	798
Real Matters, Inc.(1)(2)	7,600	23,052
Resolute Forest Products, Inc.(2)	10,100	212,715
Russel Metals, Inc.(1)	11,582	249,265
ShawCor Ltd.(2)	4,100	38,039
Sierra Metals, Inc.(1)	6,600	1,178
Spartan Delta Corp.(1)(2)	35,300	404,396
SSR Mining, Inc.	5,330	80,753
Stelco Holdings, Inc.(1)	8,000	267,212
Surge Energy, Inc.(1)	13,900	102,921
Tamarack Valley Energy Ltd.(1)	112,100	431,683
Taseko Mines Ltd.(1)(2)	22,300	31,333
Tidewater Midstream and Infrastructure Ltd.(1)	29,000	24,362
Torex Gold Resources, Inc.(2)	14,400	133,279
Total Energy Services, Inc.	3,600	23,444
Turquoise Hill Resources Ltd.(2)	5,930	185,683
Vermilion Energy, Inc.(1)	36,200	715,577
Wajax Corp.	4,075	62,709
Western Forest Products, Inc.	48,200	39,416
Yamana Gold, Inc.	64,000	348,749
Yangarra Resources Ltd.(1)(2)	14,800	30,477
		17,807,049
China
Fullshare Holdings Ltd.(2)	2,015,000	26,339
Truly International Holdings Ltd.	218,000	38,698
		65,037
Denmark — 1.8%
Brodrene Hartmann A/S(2)	40	1,646
Chemometec A/S(2)	2,652	319,584
D/S Norden A/S	8,551	449,729
Dfds A/S	9,858	345,655
H+H International A/S, B Shares(2)	3,080	46,022
Jyske Bank A/S(2)	11,434	699,862
NTG Nordic Transport Group A/S(2)	842	27,689
Per Aarsleff Holding A/S	3,849	124,590
Ringkjoebing Landbobank A/S	501	62,993
Solar A/S, B Shares	1,529	130,059
Spar Nord Bank A/S	9,118	133,477

Sydbank A/S	16,360	611,966
TORM PLC, Class A	3,973	115,457
		3,068,729
Finland — 1.4%
Aspo Oyj	1,402	11,623
Atria Oyj	343	3,336
Citycon Oyj(1)(2)	37,167	250,773
Finnair Oyj(1)(2)	244,194	114,850
HKScan Oyj, A Shares(1)	2,011	2,005
Lassila & Tikanoja Oyj	893	10,146
Marimekko Oyj	8,637	82,059
Metsa Board Oyj, Class B	45,773	407,263
Outokumpu Oyj	174,975	882,619
Puuilo Oyj(1)	4,310	25,032
Rovio Entertainment Oyj	20,244	124,850
Talenom Oyj	3,181	31,793
Tokmanni Group Corp.	17,199	236,923
Uponor Oyj	4,148	63,634
Verkkokauppa.com Oyj(1)	249	785
YIT Oyj(1)	54,145	151,389
		2,399,080
France — 3.1%
AKWEL	113	1,924
ALD SA(1)	14,649	147,431
APERAM SA	1,178	37,395
Beneteau SA	9,560	108,800
Biosynex(1)	1,444	22,167
Catana Group(1)	5,213	28,734
Cie des Alpes(2)	7,754	113,502
Cie Plastic Omnium SA	13,441	210,461
Coface SA(2)	30,944	378,802
Derichebourg SA	25,674	138,891
Eramet SA	3,317	283,847
Esso SA Francaise(2)	846	46,127
Etablissements Maurel et Prom SA	20,855	91,047
Eurobio Scientific SA(1)(2)	2,309	46,356
Eutelsat Communications SA(1)	51,801	412,136
Focus Entertainment(2)	483	23,462
Gaztransport Et Technigaz SA	1,652	205,941
Genfit(2)	15,514	55,615
Groupe LDLC(1)	755	17,037
Guerbet	63	1,095
ID Logistics Group(2)	130	37,030
Jacquet Metals SACA	893	15,139
JCDecaux SE(2)	11,052	200,094
Maisons du Monde SA	8,259	101,733
Metropole Television SA	6,034	86,759
Nexans SA	4,565	403,654
Novacyt SA(2)	19,950	17,212
Orpea SA(1)(2)	10,081	68,853
ReWorld Media SA(2)	1,855	10,542
SES SA	109,201	748,697
SMCP SA(2)	10,769	76,981
Synergie SE	96	3,073
Television Francaise 1	16,415	124,070

Ubisoft Entertainment SA(2)	7,911	220,070
Valeo	2,789	52,139
Verallia SA	21,982	669,982
Vicat SA	1,081	25,981
Vilmorin & Cie SA	697	35,780
X-Fab Silicon Foundries SE(2)	16,378	111,078
Xilam Animation SA(2)	33	1,136
		5,380,773
Germany — 3.9%
7C Solarparken AG	5,130	23,879
AlzChem Group AG	92	1,904
Aurubis AG	5,457	438,098
Baader Bank AG	2,427	11,597
Bauer AG(2)	749	5,915
Bertrandt AG	560	20,434
Centrotec SE	313	17,979
Cewe Stiftung & Co. KGAA	858	86,127
CropEnergies AG	7,727	117,662
Deutsche Beteiligungs AG	386	11,768
Deutsche Pfandbriefbank AG	30,839	244,932
Deutz AG	31,948	144,778
Draegerwerk AG & Co. KGaA	622	24,980
Draegerwerk AG & Co. KGaA, Preference Shares	2,357	106,831
Duerr AG	5,328	180,989
Elmos Semiconductor SE	1,028	64,174
Encavis AG	11,840	248,016
flatexDEGIRO AG(2)	13,726	147,281
Gesco AG	473	12,562
GRENKE AG	2,001	43,395
Hamburger Hafen und Logistik AG	6,492	78,747
Hornbach Holding AG & Co. KGaA	1,747	138,573
HUGO BOSS AG	12,976	729,958
Instone Real Estate Group SE	9,003	80,359
JOST Werke AG	1,973	109,542
Jungheinrich AG, Preference Shares	10,876	321,858
K+S AG	23,024	508,199
Kontron AG	7,561	121,859
Krones AG	3,940	448,549
KSB SE & Co. KGaA	1	438
KSB SE & Co. KGaA, Preference Shares	69	25,460
Lang & Schwarz AG	1,344	15,108
Lanxess AG	19,874	798,493
Leoni AG(2)	3,260	21,507
METRO AG(2)	21,823	194,692
Multitude SE(2)	937	2,776
Mutares SE & Co. KGaA	2,051	39,536
PVA TePla AG(2)	4,695	90,333
SAF-Holland SE	11,358	111,748
SGL Carbon SE(1)(2)	13,987	110,501
Siltronic AG	4,285	355,611
STO SE & Co. KGaA, Preference Shares	488	79,576
Villeroy & Boch AG, Preference Shares	1,357	23,721
Vitesco Technologies Group AG, Class A(2)	6,324	335,572
Wacker Chemie AG	579	74,364
Wacker Neuson SE	802	14,239
Wuestenrot & Wuerttembergische AG	1,952	30,876
		6,815,496

Hong Kong — 1.7%
Analogue Holdings Ltd.	12,000	1,601
BOCOM International Holdings Co. Ltd.	29,000	1,715
Bright Smart Securities & Commodities Group Ltd.	120,000	20,342
Cafe de Coral Holdings Ltd.	88,000	128,007
Chow Sang Sang Holdings International Ltd.	6,000	6,970
CMBC Capital Holdings Ltd.(1)	126,250	19,983
Crystal International Group Ltd.	15,500	4,456
CSC Holdings Ltd.(2)	1,605,000	7,905
CSI Properties Ltd.	350,000	6,487
Dah Sing Banking Group Ltd.	152,800	106,541
Dah Sing Financial Holdings Ltd.	15,600	34,848
Dickson Concepts International Ltd.	25,000	11,449
Eagle Nice International Holdings Ltd.	2,000	1,157
E-Commodities Holdings Ltd.	1,440,000	292,936
Esprit Holdings Ltd.(2)	257,500	24,952
Hang Lung Group Ltd.	44,000	77,497
IGG, Inc.(2)	35,000	12,377
International Housewares Retail Co. Ltd.	10,000	3,618
IRC Ltd.(1)(2)	124,000	1,905
Johnson Electric Holdings Ltd.	130,500	163,643
K Wah International Holdings Ltd.	220,000	69,253
Karrie International Holdings Ltd.	74,000	12,313
Lifestyle International Holdings Ltd.(2)	55,500	35,563
LK Technology Holdings Ltd.	250	254
Minmetals Land Ltd.	4,000	257
Oriental Watch Holdings	66,000	36,240
Pacific Basin Shipping Ltd.	3,115,000	1,051,853
PC Partner Group Ltd.(1)	140,000	81,614
Regina Miracle International Holdings Ltd.	25,000	11,616
Shun Tak Holdings Ltd.(2)	208,000	33,532
Singamas Container Holdings Ltd.	430,000	41,079
SmarTone Telecommunications Holdings Ltd.	69,000	35,030
Solargiga Energy Holdings Ltd.(2)	480,000	16,504
Sun Hung Kai & Co. Ltd.	38,000	13,868
SUNeVision Holdings Ltd.	85,000	42,993
Tai Hing Group Holdings Ltd.	50,000	6,114
Ten Pao Group Holdings Ltd.	80,000	12,309
Texhong Textile Group Ltd.	74,000	61,208
Texwinca Holdings Ltd.	26,000	4,352
United Laboratories International Holdings Ltd.	566,000	296,992
Value Partners Group Ltd.(1)	232,000	70,423
		2,861,756
Ireland — 0.6%
Dalata Hotel Group PLC(2)	227,191	814,291
FBD Holdings PLC	2,442	28,530
Glenveagh Properties PLC(2)	48,210	46,796
Origin Enterprises PLC	25,522	104,240
Permanent TSB Group Holdings PLC(2)	4,574	8,453
		1,002,310
Israel — 2.6%
Adgar Investment and Development Ltd.	786	1,313
Airport City Ltd.(2)	3,014	53,828
Arad Investment & Industrial Development Ltd.	163	20,868
Ashtrom Group Ltd.	3,572	75,992

Aspen Group Ltd.	664	1,402
Azorim-Investment Development & Construction Co. Ltd.	8,901	30,227
Blue Square Real Estate Ltd.	275	19,478
Caesarstone Ltd.	611	3,831
Carasso Motors Ltd.	2,263	14,823
Cellcom Israel Ltd.(2)	10,293	58,582
Clal Insurance Enterprises Holdings Ltd.(2)	14,781	272,406
Delek Automotive Systems Ltd.	7,717	102,977
Delek Group Ltd.(2)	289	36,882
Delta Galil Ltd.	1,264	54,384
Dor Alon Energy in Israel 1988 Ltd.	81	2,689
Equital Ltd.(2)	2,202	71,339
Fattal Holdings 1998 Ltd.(2)	266	27,380
FIBI Holdings Ltd.	4,890	229,312
First International Bank of Israel Ltd.	4,077	179,470
Fox Wizel Ltd.	963	108,969
G City Ltd.	14,267	51,169
Harel Insurance Investments & Financial Services Ltd.	23,818	236,530
IDI Insurance Co. Ltd.	228	5,574
Infinya Ltd.	863	88,323
Inrom Construction Industries Ltd.	6,953	28,650
Isracard Ltd.	39,799	133,274
Israel Corp. Ltd.	613	252,718
Israel Land Development - Urban Renewal Ltd.	937	13,120
Isras Investment Co. Ltd.	182	34,132
M Yochananof & Sons Ltd.	273	15,556
Mehadrin Ltd.(2)	7	267
Melisron Ltd.	1,144	86,842
Menora Mivtachim Holdings Ltd.(2)	5,658	125,456
Migdal Insurance & Financial Holdings Ltd.	98,590	130,245
Naphtha Israel Petroleum Corp. Ltd.(2)	2,351	13,284
Norstar Holdings, Inc.	1,581	8,337
Oil Refineries Ltd.	354,376	131,727
Partner Communications Co. Ltd.(2)	23,332	183,052
Paz Oil Co. Ltd.(2)	2,418	326,771
Perion Network Ltd.(2)	1,361	38,017
Phoenix Holdings Ltd.	33,799	397,025
Property & Building Corp. Ltd.(2)	90	6,511
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	92	6,607
Scope Metals Group Ltd.	69	2,982
Shapir Engineering and Industry Ltd.	15,181	131,826
Shikun & Binui Ltd.(2)	11,672	46,321
Shufersal Ltd.	52,963	347,956
Summit Real Estate Holdings Ltd.	1,418	21,171
Tadiran Group Ltd.	102	11,520
Tamar Petroleum Ltd.	732	2,277
Taro Pharmaceutical Industries Ltd.(2)	463	13,959
Tera Light Ltd.(2)	1,388	1,988
Tower Semiconductor Ltd.(2)	2,114	94,346
Victory Supermarket Chain Ltd.(2)	265	3,268
YH Dimri Construction & Development Ltd.	1,775	120,034
		4,476,987
Italy — 2.7%
Aeffe SpA(1)(2)	1,917	2,607
Aquafil SpA	8,245	50,239

Banca IFIS SpA	10,740	148,013
Banca Popolare di Sondrio SCPA	200,046	802,267
Banca Sistema SpA	12,370	19,824
BFF Bank SpA	28,007	219,319
Biesse SpA	10,374	137,636
Credito Emiliano SpA	3,011	21,339
d'Amico International Shipping SA(2)	636,839	244,785
Danieli & C Officine Meccaniche SpA	445	9,989
Danieli & C Officine Meccaniche SpA, Preference Shares	3,297	51,501
Digital Bros SpA(1)	3,854	90,300
Emak SpA	6,148	7,972
Esprinet SpA	8,494	62,793
Fila SpA	2,583	18,545
Fincantieri SpA(1)(2)	100,777	57,962
Gefran SpA	300	2,908
Geox SpA(1)(2)	34,516	29,986
Iveco Group NV(2)	137,114	925,985
KME Group SpA(2)	95,256	55,124
Maire Tecnimont SpA(1)	62,561	200,716
MFE-MediaForEurope NV, Class A	212,559	89,433
MFE-MediaForEurope NV, Class B(1)	113,286	66,665
OVS SpA	149,027	341,562
RAI Way SpA	6,960	38,155
Sanlorenzo SpA/Ameglia	1,756	64,274
Saras SpA(2)	245,459	298,679
Servizi Italia SpA(2)	1,623	2,137
Tesmec SpA(2)	149,480	23,963
Tod's SpA(2)	4,156	145,569
Webuild SpA(1)	300,423	475,361
		4,705,608
Japan — 27.5%
77 Bank Ltd.	4,800	68,366
A&D HOLON Holdings Co. Ltd.	200	1,538
ADEKA Corp.	400	6,630
AEON Financial Service Co. Ltd.	39,500	424,930
AFC-HD AMS Life Science Co. Ltd.	1,300	7,164
Ahresty Corp.	3,200	9,145
Aichi Steel Corp.	1,200	19,948
Air Water, Inc.	22,700	268,588
Airport Facilities Co. Ltd.	400	1,569
Aisan Industry Co. Ltd.	5,400	27,822
Akatsuki, Inc.	1,300	21,633
Alinco, Inc.	200	1,456
Amada Co. Ltd.	15,400	124,153
AOKI Holdings, Inc.(1)	11,200	56,179
Aoyama Trading Co. Ltd.	11,100	81,411
Aozora Bank Ltd.(1)	10,100	190,966
Applied Co. Ltd.	200	2,769
Arakawa Chemical Industries Ltd.	1,500	10,883
Arata Corp.	3,700	108,767
Arclands Corp.	7,000	76,463
Arcs Co. Ltd.	8,000	122,338
ASAHI YUKIZAI Corp.	4,000	78,046
Asia Pile Holdings Corp.	800	3,129
Bando Chemical Industries Ltd.	1,300	9,516

Bank of Nagoya Ltd.	1,600	37,540
Bank of the Ryukyus Ltd.	2,300	14,016
Belluna Co. Ltd.(1)	9,800	49,322
Bic Camera, Inc.	24,600	226,528
BML, Inc.	6,400	162,185
Bunka Shutter Co. Ltd.	14,800	121,458
Carlit Holdings Co. Ltd.	1,800	9,488
Central Glass Co. Ltd.	10,800	275,069
Chiba Kogyo Bank Ltd.	4,000	10,991
Chilled & Frozen Logistics Holdings Co. Ltd.	500	4,491
Chubu Shiryo Co. Ltd.	1,600	12,125
Citizen Watch Co. Ltd.	82,200	360,960
CKD Corp.	13,100	197,795
CMIC Holdings Co. Ltd.	3,100	39,331
Cosmo Energy Holdings Co. Ltd.	30,100	846,645
Credit Saison Co. Ltd.	56,300	721,815
CTI Engineering Co. Ltd.	500	11,891
Cybernet Systems Co. Ltd.(1)	4,200	29,789
Daicel Corp.	57,800	421,603
Daido Metal Co. Ltd.	3,000	10,846
Daiho Corp.	1,200	38,847
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,775
Daiken Corp.	1,300	20,299
Daikokutenbussan Co. Ltd.(1)	1,600	61,689
Daikyonishikawa Corp.	100	432
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,800	22,590
Daio Paper Corp.	11,900	92,578
Daishinku Corp.	4,500	27,989
Daito Chemix Corp.	700	3,157
Daitron Co. Ltd.	100	1,791
Denka Co. Ltd.	21,300	515,721
Dowa Holdings Co. Ltd.	13,300	441,778
Dream Incubator, Inc.(2)	2,200	45,357
Eagle Industry Co. Ltd.	5,600	45,502
Eco's Co. Ltd.	100	1,332
EDION Corp.(1)	21,700	198,004
EF-ON, Inc.	100	403
Ehime Bank Ltd.	1,800	11,597
Eizo Corp.	3,900	102,551
EJ Holdings, Inc.	1,100	10,471
Electric Power Development Co. Ltd.	58,800	907,235
Elematec Corp.	2,200	24,768
Endo Lighting Corp.	2,800	15,270
Enomoto Co. Ltd.	700	9,952
Enplas Corp.	1,300	42,552
eRex Co. Ltd.	5,200	96,504
Exedy Corp.	8,600	104,617
EXEO Group, Inc.	17,500	271,638
FCC Co. Ltd.	7,200	74,980
Feed One Co. Ltd.(1)	1,900	9,266
Ferrotec Holdings Corp.	15,300	359,439
FIDEA Holdings Co. Ltd.	1,620	16,079
Financial Products Group Co. Ltd.(1)	9,800	83,768
FJ Next Holdings Co. Ltd.	1,700	11,958
France Bed Holdings Co. Ltd.	3,100	21,091

Frontier International, Inc.	700	13,617
Fuji Corp. Ltd.	3,300	15,765
Fuji Corp./Miyagi	800	7,518
Fuji Media Holdings, Inc.	8,700	68,487
Fuji Oil Co. Ltd.	18,700	37,274
Fuji Seal International, Inc.	9,400	128,924
Fujikura Composites, Inc.	3,600	22,451
Fujikura Ltd.	80,900	664,066
Fujimori Kogyo Co. Ltd.	4,300	100,803
Fukuoka Financial Group, Inc.	12,600	246,870
Fukuyama Transporting Co. Ltd.	3,100	79,626
Furukawa Co. Ltd.	2,100	19,822
Furyu Corp.	3,000	25,406
Futaba Industrial Co. Ltd.	10,000	27,425
Fuyo General Lease Co. Ltd.	6,200	398,118
Gecoss Corp.	400	2,342
Genky DrugStores Co. Ltd.(1)	1,300	33,047
Geomatec Co. Ltd.(2)	900	3,538
GLOBERIDE, Inc.	4,200	82,889
Glory Ltd.	100	1,685
Goldcrest Co. Ltd.	2,400	30,923
Good Com Asset Co. Ltd.	4,400	24,282
GS Yuasa Corp.	700	11,115
G-Tekt Corp.	6,500	72,962
Gunma Bank Ltd.	52,300	171,896
H.U. Group Holdings, Inc.	15,300	310,317
H2O Retailing Corp.	22,900	203,662
Hakudo Co. Ltd.	1,200	21,902
Hakuto Co. Ltd.	2,800	76,888
Halows Co. Ltd.	100	2,182
Hamakyorex Co. Ltd.	3,100	77,698
Hanwa Co. Ltd.	11,600	304,479
Happinet Corp.	600	8,488
Heiwa Real Estate Co. Ltd.	9,000	268,714
Heiwado Co. Ltd.	7,700	113,908
Hino Motors Ltd.(2)	66,200	300,856
Hirano Tecseed Co. Ltd.(1)	1,600	26,240
Hitachi Zosen Corp.	58,100	382,156
Hodogaya Chemical Co. Ltd.	1,000	22,803
Hokuetsu Corp.	26,900	152,764
Hokuhoku Financial Group, Inc.	20,000	135,893
H-One Co. Ltd.	2,700	12,784
Hoosiers Holdings Co. Ltd.	3,200	18,588
Hosokawa Micron Corp.	2,100	45,210
HS Holdings Co. Ltd.	7,500	57,434
Hyakugo Bank Ltd.	18,300	46,684
Ichinen Holdings Co. Ltd.	1,300	11,856
IHI Corp.	26,900	742,345
Iino Kaiun Kaisha Ltd.	23,200	159,013
IMAGICA GROUP, Inc.	4,500	25,160
Inabata & Co. Ltd.	2,300	39,827
I-Net Corp.	200	1,907
Innotech Corp.	1,800	17,153
Internet Initiative Japan, Inc.	8,400	152,094
Inui Global Logistics Co. Ltd.(1)	4,000	53,508

I-PEX, Inc.	2,000	19,214
Iseki & Co. Ltd.(1)	3,600	33,688
Ishihara Sangyo Kaisha Ltd.	9,700	80,146
Itochu Enex Co. Ltd.	16,300	121,000
IwaiCosmo Holdings, Inc.	2,100	19,498
Iwasaki Electric Co. Ltd.	200	3,706
J Front Retailing Co. Ltd.	85,500	723,901
Jaccs Co. Ltd.	8,000	228,412
Japan Electronic Materials Corp.	2,200	25,124
Japan Investment Adviser Co. Ltd.	600	5,403
Japan Lifeline Co. Ltd.	14,200	98,837
Japan Petroleum Exploration Co. Ltd.	8,100	254,063
Japan Pulp & Paper Co. Ltd.	400	14,644
Japan Transcity Corp.	2,000	7,317
Japan Wool Textile Co. Ltd.(1)	10,100	74,349
JGC Holdings Corp.	56,200	779,512
JINUSHI Co. Ltd.(1)	2,800	41,562
JSB Co. Ltd.	1,000	31,816
JSP Corp.	1,200	13,012
JTEKT Corp.	43,400	321,801
Juroku Financial Group, Inc.	8,100	156,004
JVCKenwood Corp.	34,700	94,076
Kamei Corp.	1,400	12,305
Kanamoto Co. Ltd.	10,500	172,527
Kaneka Corp.	14,300	367,465
Kanematsu Corp.	26,100	291,452
Kanto Denka Kogyo Co. Ltd.	12,900	97,510
Kato Sangyo Co. Ltd.	400	10,237
Kawai Musical Instruments Manufacturing Co. Ltd.	800	15,077
Kawasaki Heavy Industries Ltd.	3,300	70,717
Keiyo Bank Ltd.	8,200	32,682
KFC Holdings Japan Ltd.	100	2,022
KH Neochem Co. Ltd.(1)	9,000	183,379
Kitz Corp.	18,200	112,886
Kiyo Bank Ltd.	16,300	181,778
Kobe Steel Ltd.(1)	112,000	508,207
Koei Chemical Co. Ltd.	200	3,326
Kohnan Shoji Co. Ltd.	6,700	161,747
Kojima Co. Ltd.(1)	8,800	39,455
Komeri Co. Ltd.	6,300	118,934
Komori Corp.	2,900	17,307
Konica Minolta, Inc.	92,100	383,363
Konoike Transport Co. Ltd.	5,800	67,173
KPP Group Holdings Co. Ltd.	16,100	114,482
K's Holdings Corp.	43,300	359,525
Kumagai Gumi Co. Ltd.	7,200	133,290
Kurabo Industries Ltd.	1,300	20,704
Kuraray Co. Ltd.	88,900	713,972
Kureha Corp.	4,200	300,400
KYB Corp.	5,500	146,244
Kyoden Co. Ltd.(1)	3,400	13,552
Kyokuyo Co. Ltd.	200	5,390
Lawson, Inc.	300	10,745
Look Holdings, Inc.	2,100	38,362
Makino Milling Machine Co. Ltd.	7,200	243,446

Maruha Nichiro Corp.	500	8,949
MARUKA FURUSATO Corp.	4,200	122,624
Maruzen Showa Unyu Co. Ltd.	1,200	28,254
Matsuda Sangyo Co. Ltd.	2,900	49,067
Maxell Ltd.	16,300	168,459
Mebuki Financial Group, Inc.	118,000	268,256
Megmilk Snow Brand Co. Ltd.	11,300	142,661
Meidensha Corp.	2,900	42,264
Meiji Shipping Co. Ltd.(1)	4,400	23,423
Meiko Electronics Co. Ltd.(1)	5,100	114,028
Micronics Japan Co. Ltd.(1)	6,300	67,997
Mimasu Semiconductor Industry Co. Ltd.	4,000	75,693
Ministop Co. Ltd.	2,100	21,727
Miraial Co. Ltd.	1,700	21,574
MIRAIT ONE Corp.	17,400	192,036
Mitsubishi Research Institute, Inc.	2,500	93,909
Mitsubishi Shokuhin Co. Ltd.	5,100	120,741
Mitsubishi Steel Manufacturing Co. Ltd.	4,300	31,386
Mitsui Matsushima Holdings Co. Ltd.(1)	3,900	92,267
Mitsui Mining & Smelting Co. Ltd.	18,500	425,648
Mitsui-Soko Holdings Co. Ltd.	7,300	188,947
Miyaji Engineering Group, Inc.	800	19,884
Miyazaki Bank Ltd.	1,500	25,370
Mizuho Leasing Co. Ltd.	8,000	193,019
Mizuho Medy Co. Ltd.(1)	1,400	40,118
Mizuno Corp.	4,700	98,733
Monex Group, Inc.	26,600	85,014
Morinaga Milk Industry Co. Ltd.	8,500	275,330
Musashino Bank Ltd.	1,600	22,011
Nabtesco Corp.	26,200	660,064
Nachi-Fujikoshi Corp.(1)	3,800	107,725
Naigai Tec Corp.	300	6,094
Nanto Bank Ltd.	5,400	92,042
Nasu Denki Tekko Co. Ltd.	100	5,762
NEC Capital Solutions Ltd.	1,000	15,136
New Japan Chemical Co. Ltd.	5,000	9,313
NGK Spark Plug Co. Ltd.	11,100	217,488
Nichias Corp.	11,600	205,873
Nichiha Corp.	7,400	153,556
Nichireki Co. Ltd.	4,600	43,481
Nihon Chouzai Co. Ltd.	4,900	42,950
Nihon Dempa Kogyo Co. Ltd.	7,000	90,338
Nihon Dengi Co. Ltd.	100	2,286
Nihon Flush Co. Ltd.	400	2,815
Nihon House Holdings Co. Ltd.	7,900	25,248
Nikkon Holdings Co. Ltd.	12,600	223,441
Nippn Corp.	1,300	15,013
Nippon Avionics Co. Ltd.(2)	300	6,035
Nippon Carbide Industries Co., Inc.	2,400	22,873
Nippon Chemical Industrial Co. Ltd.	1,100	14,959
Nippon Chemi-Con Corp.(2)	6,800	92,250
Nippon Coke & Engineering Co. Ltd.	53,600	34,434
Nippon Concrete Industries Co. Ltd.	2,500	4,269
Nippon Denko Co. Ltd.(1)	2,600	8,065
Nippon Densetsu Kogyo Co. Ltd.	5,500	68,332

Nippon Electric Glass Co. Ltd.(1)	19,800	367,187
Nippon Koei Co. Ltd.	3,200	82,731
Nippon Paper Industries Co. Ltd.	26,600	186,981
Nippon Pillar Packing Co. Ltd.	3,500	71,336
Nippon Seiki Co. Ltd.	1,600	9,708
Nippon Shokubai Co. Ltd.	8,400	338,721
Nippon Soda Co. Ltd.	7,200	225,019
Nippon Suisan Kaisha Ltd.	81,700	311,384
Nippon Television Holdings, Inc.	12,900	99,737
Nippon Thompson Co. Ltd.	17,200	77,127
Nipro Corp.	45,700	339,487
Nishi-Nippon Financial Holdings, Inc.	24,300	155,337
Nishio Rent All Co. Ltd.	4,700	106,184
Nissan Shatai Co. Ltd.	23,000	140,136
Nisshinbo Holdings, Inc.	34,000	252,835
Nissin Electric Co. Ltd.	12,200	120,120
Nittetsu Mining Co. Ltd.	2,000	46,042
Nojima Corp.	17,200	175,517
NOK Corp.	17,800	164,997
Noritake Co. Ltd.	2,300	67,971
NS United Kaiun Kaisha Ltd.	3,600	99,953
Oji Holdings Corp.	11,700	45,091
Okasan Securities Group, Inc.	10,300	29,165
Okura Industrial Co. Ltd.(1)	900	13,216
Okuwa Co. Ltd.	2,200	15,091
Olympic Group Corp.	500	1,907
Onoken Co. Ltd.(1)	2,900	30,505
Organo Corp.	6,000	124,472
Orient Corp.	14,970	130,776
Oriental Shiraishi Corp.	10,000	20,255
Osaka Soda Co. Ltd.	4,300	130,028
Osaka Steel Co. Ltd.	300	2,496
OSAKA Titanium Technologies Co. Ltd.	7,100	218,093
Pacific Industrial Co. Ltd.	10,600	84,007
Pasona Group, Inc.	3,500	53,159
Pegasus Sewing Machine Manufacturing Co. Ltd.	3,800	26,940
Press Kogyo Co. Ltd.	24,800	81,932
Pressance Corp.(1)	2,200	25,626
Prima Meat Packers Ltd.	7,400	110,021
PS Mitsubishi Construction Co. Ltd.	1,700	7,478
Raiznext Corp.	700	6,421
Rasa Industries Ltd.	2,500	38,900
Raysum Co. Ltd.	4,800	49,058
Rengo Co. Ltd.(1)	63,400	400,453
Resorttrust, Inc.	21,800	388,172
Ricoh Leasing Co. Ltd.	4,300	114,460
Riken Corp.	1,400	23,276
Riken Technos Corp.	1,900	6,947
Roland DG Corp.	400	9,098
Ryobi Ltd.	5,000	45,662
Sakai Chemical Industry Co. Ltd.	3,900	53,646
Sakura Internet, Inc.	300	1,155
Sala Corp.(1)	18,800	102,837
San Holdings, Inc.	400	5,311
San-Ai Obbli Co. Ltd.	15,200	143,705

San-In Godo Bank Ltd.	12,500	68,969
Sanix, Inc.(2)	1,600	2,766
Sanki Engineering Co. Ltd.	3,500	40,761
Sankyo Frontier Co. Ltd.	200	4,998
Sankyu, Inc.	14,000	506,657
Sanwa Holdings Corp.	27,100	256,820
Sanyo Chemical Industries Ltd.	200	6,439
Sanyo Special Steel Co. Ltd.	5,200	84,627
SBS Holdings, Inc.(1)	300	6,511
Scroll Corp.	5,900	30,661
SEC Carbon Ltd.	100	5,069
Seed Co. Ltd.	1,600	5,855
Seikitokyu Kogyo Co. Ltd.	1,800	10,474
Seiko Group Corp.	8,400	195,166
Seino Holdings Co. Ltd.	30,400	267,951
Sekisui Kasei Co. Ltd.	2,100	6,012
SEMITEC Corp.	200	14,607
Senko Group Holdings Co. Ltd.	23,800	176,671
Senshu Electric Co. Ltd.	3,000	61,258
Senshu Ikeda Holdings, Inc.	54,400	91,925
Shibaura Mechatronics Corp.	1,200	97,946
Shibusawa Warehouse Co. Ltd.	100	1,515
Shikoku Bank Ltd.	2,100	14,085
Shin Nippon Biomedical Laboratories Ltd.	1,000	20,266
Shinagawa Refractories Co. Ltd.	500	14,404
Shinmaywa Industries Ltd.	16,400	121,426
Shinnihon Corp.	400	2,183
Shinsei Bank Ltd.	13,200	225,041
Shinwa Co. Ltd.	1,400	21,022
Sinfonia Technology Co. Ltd.	2,300	25,489
SK-Electronics Co. Ltd.	100	828
SKY Perfect JSAT Holdings, Inc.	60,700	225,276
Soken Chemical & Engineering Co. Ltd.	800	10,203
Star Micronics Co. Ltd.	10,200	131,172
Starts Corp., Inc.	9,600	193,366
St-Care Holding Corp.	1,900	11,859
Stella Chemifa Corp.	2,300	44,134
Studio Alice Co. Ltd.	400	6,075
Subaru Enterprise Co. Ltd.	100	6,581
Sumitomo Densetsu Co. Ltd.	2,800	51,982
Sumitomo Heavy Industries Ltd.	29,300	624,940
Sumitomo Mitsui Construction Co. Ltd.	41,700	128,167
Sumitomo Osaka Cement Co. Ltd.	8,400	198,269
Sumitomo Riko Co. Ltd.	6,000	27,073
Sumitomo Seika Chemicals Co. Ltd.	900	27,829
Sumitomo Warehouse Co. Ltd.(1)	14,500	212,346
Sun Frontier Fudousan Co. Ltd.	10,300	88,237
Sun-Wa Technos Corp.	1,500	16,786
Suruga Bank Ltd.	36,000	112,732
SWCC Showa Holdings Co. Ltd.	8,100	106,973
T RAD Co. Ltd.	1,600	30,973
Tachikawa Corp.	400	3,312
Taiheiyo Cement Corp.	34,800	550,470
Taiho Kogyo Co. Ltd.	1,500	7,678
Takamatsu Construction Group Co. Ltd.	1,600	22,853

Takamiya Co. Ltd.	1,000	2,811
Takaoka Toko Co. Ltd.	1,900	25,727
Takara Standard Co. Ltd.	7,400	71,493
Takasago International Corp.	1,900	39,474
Takasago Thermal Engineering Co. Ltd.	10,600	138,964
Take & Give Needs Co. Ltd.(2)	2,600	27,421
Teijin Ltd.	52,900	513,289
Tera Probe, Inc.	500	6,510
Tess Holdings Co. Ltd.	3,100	25,546
Toa Corp.	3,900	66,954
TOA ROAD Corp.	200	8,872
Toagosei Co. Ltd.	6,500	56,060
Toenec Corp.	100	2,494
Toho Titanium Co. Ltd.	8,300	167,221
TOKAI Holdings Corp.	23,400	149,191
Tokuyama Corp.	20,100	281,616
Tokyo Electron Device Ltd.(1)	1,600	81,072
Tokyo Kiraboshi Financial Group, Inc.	8,000	140,068
Tokyo Seimitsu Co. Ltd.	10,900	349,294
Tokyo Steel Manufacturing Co. Ltd.	21,100	216,567
Tokyo Tatemono Co. Ltd.	35,600	499,856
Tokyu Construction Co. Ltd.	27,100	129,740
Tomen Devices Corp.(1)	500	20,403
TOMONY Holdings, Inc.	25,800	65,795
Tomy Co. Ltd.	1,400	12,865
Tonami Holdings Co. Ltd.	300	7,979
Topre Corp.	9,100	84,114
Towa Corp.(1)	5,200	76,350
Toyo Construction Co. Ltd.	9,500	57,827
Toyo Engineering Corp.(2)	5,200	22,237
Toyo Seikan Group Holdings Ltd.	42,700	498,234
Toyobo Co. Ltd.	24,700	187,264
Toyoda Gosei Co. Ltd.	23,300	389,898
Toyota Boshoku Corp.	21,800	306,237
TPR Co. Ltd.	4,200	37,847
Traders Holdings Co. Ltd.	1,500	4,481
Transcosmos, Inc.	7,600	180,332
TRE Holdings Corp.	24	277
Tsubakimoto Chain Co.	6,900	158,881
Tsuburaya Fields Holdings, Inc.	6,600	115,142
Tsugami Corp.	8,600	75,301
Tsukuba Bank Ltd.	6,900	10,667
TV Asahi Holdings Corp.	5,400	54,130
UACJ Corp.	400	6,806
UBE Corp.	25,600	373,598
Ulvac, Inc.	13,700	603,787
Unipres Corp.	12,100	78,288
Unitika Ltd.(2)	10,300	20,291
Univance Corp.(1)	3,000	8,770
Valor Holdings Co. Ltd.	9,500	121,977
Valqua Ltd.	3,800	75,923
Vertex Corp.(1)	3,000	28,702
VT Holdings Co. Ltd.	17,600	65,255
Wakita & Co. Ltd.	3,800	33,235
Warabeya Nichiyo Holdings Co. Ltd.	5,100	68,649

Wellnet Corp.	5,000	23,476
Willplus Holdings Corp.	900	7,832
Wood One Co. Ltd.	1,900	12,945
Yachiyo Industry Co. Ltd.	2,600	18,619
Yamada Holdings Co. Ltd.	3,100	10,744
Yamaichi Electronics Co. Ltd.	6,500	88,688
Yamazen Corp.	15,100	110,494
Yokogawa Bridge Holdings Corp.	10,300	145,373
Yokohama Rubber Co. Ltd.(1)	23,200	384,185
Yokorei Co. Ltd.	9,800	71,065
Yorozu Corp.	1,600	9,422
Yuasa Trading Co. Ltd.	5,300	139,059
Yurtec Corp.	2,200	11,562
		47,480,421
Netherlands — 1.9%
AerCap Holdings NV(2)	13,843	849,960
AMG Advanced Metallurgical Group NV	1,909	76,726
Arcadis NV	2,785	113,682
ASR Nederland NV	17,200	787,222
BE Semiconductor Industries NV	5,477	356,758
Flow Traders	6,272	145,196
ForFarmers NV(1)	2,391	7,277
Heijmans NV, CVA(1)	3,378	37,954
Koninklijke BAM Groep NV(2)	42,608	100,066
Nedap NV	63	3,579
OCI NV	13,847	586,199
PostNL NV(1)	69,773	129,940
SIF Holding NV	899	10,922
TKH Group NV, CVA	148	5,827
		3,211,308
New Zealand — 0.9%
Air New Zealand Ltd.(2)	1,388,067	681,014
Channel Infrastructure NZ Ltd.(2)	5,917	5,259
KMD Brands Ltd.	68,129	47,513
Oceania Healthcare Ltd.	363,093	185,972
PGG Wrightson Ltd.	3,178	8,323
SKY Network Television Ltd.(2)	10,714	15,497
SKYCITY Entertainment Group Ltd.(2)	301,255	526,214
Warehouse Group Ltd.	4,116	7,633
		1,477,425
Norway — 2.3%
2020 Bulkers Ltd.(1)(2)	1,868	15,944
ABG Sundal Collier Holding ASA	106,475	61,384
BW Energy Ltd.(2)	18,280	50,726
BW LPG Ltd.	30,149	268,839
BW Offshore Ltd.	28,192	73,125
DNO ASA	181,406	231,839
FLEX LNG Ltd.(2)	13,168	493,734
Hafnia Ltd.	51,317	287,942
Kid ASA	3,767	26,796
Klaveness Combination Carriers ASA	508	3,393
Kongsberg Automotive ASA(1)(2)	5,303	1,434
MPC Container Ships ASA(2)	61,895	117,729
Norske Skog ASA(2)	12,428	76,004
Norwegian Energy Co. ASA(2)	7,184	285,939

Odfjell Drilling Ltd.(2)	43,440	114,850
Odfjell Technology Ltd.(2)	6,441	20,806
OKEA ASA	4,565	18,416
PGS ASA(1)(2)	150,801	93,128
Protector Forsikring ASA	4,510	55,760
Rana Gruber ASA	6,299	28,623
Scatec ASA	6,532	58,206
Solstad Offshore ASA(1)(2)	30,628	87,508
SpareBank 1 Nord Norge	28,395	264,662
SpareBank 1 Sorost-Norge	1,293	7,235
Sparebanken More	1,335	10,588
Sparebanken Vest	1,609	14,346
Stolt-Nielsen Ltd.	5,795	150,084
Subsea 7 SA	58,917	671,255
TGS ASA	2,668	36,502
Wallenius Wilhelmsen ASA	36,719	343,980
		3,970,777
Portugal — 0.2%
Altri SGPS SA	56,965	333,704
CTT-Correios de Portugal SA	7,591	25,436
Greenvolt-Energias Renovaveis SA(2)	122	1,035
Ibersol SGPS SA	9	53
Mota-Engil SGPS SA(1)	36,648	47,259
		407,487
Singapore — 2.1%
BRC Asia Ltd.	5,500	7,350
Bumitama Agri Ltd.	185,600	83,820
Centurion Corp. Ltd.	10,500	2,624
China Sunsine Chemical Holdings Ltd.	27,500	8,198
Chip Eng Seng Corp. Ltd.	44,500	24,272
ComfortDelGro Corp. Ltd.	296,900	270,091
Food Empire Holdings Ltd.	800	389
Fu Yu Corp. Ltd.	20,700	3,209
Geo Energy Resources Ltd.(1)	240,500	65,114
GKE Corp. Ltd.	228,600	14,709
Golden Agri-Resources Ltd.	3,041,000	649,182
Hong Fok Corp. Ltd.(1)	81,600	59,638
Hong Leong Asia Ltd.	41,900	20,559
Hour Glass Ltd.(1)	33,400	52,631
Hutchison Port Holdings Trust, U Shares	2,244,300	419,487
InnoTek Ltd.	9,200	3,210
ISDN Holdings Ltd.	42,600	12,660
Japfa Ltd.	27,900	10,524
Jiutian Chemical Group Ltd.	219,300	12,192
OUE Ltd.	15,900	14,737
Rex International Holding Ltd.	149,300	25,401
Riverstone Holdings Ltd.	228,500	106,124
Samudera Shipping Line Ltd.	128,400	91,370
Sing Holdings Ltd.	11,800	3,196
Singapore Post Ltd.	10,800	4,149
Tuan Sing Holdings Ltd.(1)	399,413	92,499
Yangzijiang Financial Holding Ltd.(1)(2)	382,200	97,776
Yangzijiang Shipbuilding Holdings Ltd.	1,194,500	1,265,061
Yanlord Land Group Ltd.	253,200	183,940
Ying Li International Real Estate Ltd.(2)	4,700	119
		3,604,231

Spain — 1.6%
Acerinox SA	47,653	471,433
Amper SA(1)(2)	65,894	11,632
Atresmedia Corp. de Medios de Comunicacion SA(1)	20,289	71,329
Banco de Sabadell SA	961,848	898,096
Deoleo SA(1)(2)	10,719	2,774
Ence Energia y Celulosa SA	18,325	60,711
Ercros SA(1)	14,677	51,622
Gestamp Automocion SA	62,142	235,460
Laboratorios Farmaceuticos Rovi SA	2,696	103,889
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	125,927	131,756
Mediaset Espana Comunicacion SA(2)	9,708	32,333
Melia Hotels International SA(2)	29,519	162,280
Miquel y Costas & Miquel SA	1,905	21,839
Neinor Homes SA	5,607	51,244
Pharma Mar SA	2,961	213,765
Prosegur Cia de Seguridad SA	1,046	1,932
Sacyr SA(1)	106,929	297,256
		2,819,351
Sweden — 4.9%
Annehem Fastigheter AB, B Shares(2)	455	872
AQ Group AB	585	16,340
Arise AB(2)	3,286	15,537
Atrium Ljungberg AB, B Shares	2,155	34,618
Avanza Bank Holding AB(1)	11,533	234,781
Better Collective A/S(2)	13,053	172,492
Bilia AB, A Shares	32,370	364,464
Billerud AB	6,654	94,495
Bonava AB, B Shares	20,091	53,850
Bulten AB	1,926	12,509
Bure Equity AB	861	19,529
Byggmax Group AB	3,444	15,712
Catena Media PLC(1)(2)	25,029	57,413
Cibus Nordic Real Estate AB	15,421	216,674
Clas Ohlson AB, B Shares	18,451	136,722
Cloetta AB, B Shares	80,377	160,564
Collector Bank AB(2)	18,091	48,514
Corem Property Group AB, B Shares	125,541	86,417
Dios Fastigheter AB	32,736	243,328
Elanders AB, B Shares	400	5,451
Electrolux Professional AB, B Shares	37,987	157,458
G5 Entertainment AB(1)	3,291	62,762
Granges AB	2,384	19,361
Hexatronic Group AB	3,892	55,190
Hoist Finance AB(2)	24,202	59,782
Hufvudstaden AB, A Shares	10,826	153,277
Inwido AB	3,270	32,928
Loomis AB	32,793	969,012
Maha Energy AB(1)(2)	26,420	25,481
MEKO AB	16,018	177,716
MIPS AB(1)	8,145	314,760
Modern Times Group MTG AB, B Shares(2)	44,218	349,424
Net Insight AB, B Shares(2)	121,665	70,809
New Wave Group AB, B Shares	17,177	348,058
Nobia AB	11,873	25,369

Nyfosa AB	52,439	378,716
Pandox AB(2)	35,900	448,129
Paradox Interactive AB	14,394	270,859
Peab AB, Class B	64,388	371,611
RaySearch Laboratories AB(2)	2,832	15,771
Resurs Holding AB	48,139	112,090
Saab AB, B Shares	18,853	701,338
Samhallsbyggnadsbolaget i Norden AB(1)	86,675	158,565
Scandi Standard AB(2)	20,927	102,719
SkiStar AB	18,795	205,607
Solid Forsakring AB(2)	4,813	26,542
Stendorren Fastigheter AB(2)	511	9,841
Tethys Oil AB(2)	15,095	87,400
TF Bank AB	180	3,084
Truecaller AB, B Shares(1)(2)	27,106	100,653
Wihlborgs Fastigheter AB	94,090	743,294
		8,547,888
Switzerland — 4.1%
Autoneum Holding AG	1,533	188,542
Bell Food Group AG	922	247,846
Bellevue Group AG	642	24,937
Bucher Industries AG	1,065	421,117
Burckhardt Compression Holding AG	1,015	553,730
Burkhalter Holding AG	26	2,202
Cembra Money Bank AG	15,043	1,196,377
Coltene Holding AG(2)	353	28,025
EFG International AG(2)	34,918	310,547
Feintool International Holding AG	531	11,842
Forbo Holding AG	375	441,917
Implenia AG(2)	4,235	178,571
Leonteq AG	5,598	259,419
Liechtensteinische Landesbank AG	1,372	80,950
OC Oerlikon Corp. AG	94,771	634,248
Orior AG	1,088	85,294
Phoenix Mecano AG, Bearer Shares	43	15,697
Sensirion Holding AG(2)	1,537	168,254
St Galler Kantonalbank AG	579	295,610
Swissquote Group Holding SA	4,488	650,584
TX Group AG	163	24,508
u-blox Holding AG(2)	4,323	562,822
Valiant Holding AG	6,825	731,531
V-ZUG Holding AG(2)	209	18,103
Zehnder Group AG	644	38,287
		7,170,960
United Kingdom — 13.6%
AG Barr PLC	2,031	12,304
Anglo Asian Mining PLC	5,959	5,783
Atalaya Mining PLC	24,177	88,873
Bank of Georgia Group PLC	12,175	371,383
Biffa PLC	28,021	137,995
Centamin PLC	285,258	367,454
Central Asia Metals PLC	49,285	150,344
Close Brothers Group PLC	38,779	502,925
CMC Markets PLC	30,696	87,927
Coats Group PLC	349,940	283,269

Computacenter PLC	4,909	119,151
ContourGlobal PLC	25,921	78,651
Crest Nicholson Holdings PLC	54,990	152,208
Devro PLC	13,264	48,963
DFS Furniture PLC	29,056	54,528
Direct Line Insurance Group PLC	266,749	675,040
Drax Group PLC	91,765	678,885
Dunelm Group PLC	15,171	184,938
Ecora Resources PLC	49,271	84,278
Energean PLC	22,528	403,795
EnQuest PLC(2)	513,322	149,957
Essentra PLC	38,317	113,822
Ferrexpo PLC	89,916	156,616
Firstgroup PLC(1)	207,710	260,498
Forterra PLC	62,051	151,802
Frasers Group PLC(2)	45,795	501,681
Games Workshop Group PLC	267	23,930
Genel Energy PLC	36,022	64,210
Georgia Capital PLC(2)	3,896	35,454
Golar LNG Ltd.(2)	1,248	31,287
Grafton Group PLC	36,779	345,788
Greggs PLC	17,706	495,940
Gulf Keystone Petroleum Ltd.	63,843	165,850
Halfords Group PLC	21,023	49,491
Hargreaves Lansdown PLC	35,902	369,916
Hays PLC	366,636	525,159
Hikma Pharmaceuticals PLC	30,975	567,656
Hill & Smith PLC	10,982	160,380
Hochschild Mining PLC	68,105	57,952
Howden Joinery Group PLC	107,648	764,951
Hunting PLC	5,899	19,508
Ibstock PLC	81,092	155,691
IG Group Holdings PLC	85,245	847,978
Inchcape PLC	94,811	960,224
Indivior PLC(2)	22,174	459,892
Intermediate Capital Group PLC	49,195	717,962
International Distributions Services PLC	159,906	444,357
International Personal Finance PLC	25,674	24,290
Investec PLC	63,009	397,948
Jadestone Energy PLC	43,668	37,072
JET2 PLC(2)	32,706	403,468
Johnson Matthey PLC	46,622	1,183,510
Jubilee Metals Group PLC(1)(2)	2,770	388
Just Group PLC	19,926	17,951
Keller Group PLC	11,278	99,951
Liontrust Asset Management PLC	5,639	75,675
Lookers PLC	14,458	14,037
Man Group PLC	248,568	630,302
Marks & Spencer Group PLC(2)	410,902	599,721
McBride PLC(2)	1,428	360
Mitchells & Butlers PLC(2)	53,256	89,733
Mitie Group PLC	324,706	299,528
Molten Ventures PLC(2)	35,249	167,144
Motorpoint group PLC(2)	61	113

N Brown Group PLC(2)	12,509	3,541
Ninety One PLC	92,207	222,796
OSB Group PLC	103,012	593,028
Pagegroup PLC	73,611	425,291
Pan African Resources PLC	412,906	87,652
Paragon Banking Group PLC	56,218	321,512
Petra Diamonds Ltd.(2)	46,129	51,768
Plus500 Ltd.	29,953	687,588
Provident Financial PLC	36,179	86,094
PZ Cussons PLC	4,899	12,296
Rathbones Group PLC	383	9,821
Reach PLC	60,293	79,904
Redde Northgate PLC	52,618	240,875
Redrow PLC	61,753	340,265
Restaurant Group PLC(2)	100,493	34,446
Secure Trust Bank PLC	121	949
Senior PLC	38,971	57,821
Serica Energy PLC	56,045	214,144
Shanta Gold Ltd.	106,592	12,350
Speedy Hire PLC	93,197	47,209
Spire Healthcare Group PLC(2)	11,847	33,031
St. James's Place PLC	7,596	106,763
SThree PLC	28,594	141,029
Superdry PLC(2)	8,840	11,112
Tate & Lyle PLC	102,589	911,251
TBC Bank Group PLC	13,494	357,797
TI Fluid Systems PLC	3,554	5,518
Tremor International Ltd.(1)(2)	10,787	42,119
Vertu Motors PLC	50,582	29,283
Virgin Money UK PLC	312,847	659,135
Vistry Group PLC	17,211	129,053
Vp PLC	235	1,961
Wickes Group PLC	49,645	82,907
Xaar PLC(2)	533	1,365
Yellow Cake PLC(2)	51,172	244,875
		23,414,386
United States — 0.1%
ADTRAN Holdings, Inc.	4,877	97,782
VAALCO Energy, Inc.	8,004	41,461
		139,243
TOTAL COMMON STOCKS (Cost $167,563,689)		171,038,614
RIGHTS†
France†
ALD SA(2)	14,649	12,652
Israel†
Norstar Holdings, Inc.(2)	5	407
Norway†
PGS ASA(2)	11,945	12
TOTAL RIGHTS (Cost $—)		13,071
WARRANTS†
Italy†
Webuild SpA(1)(2) (Cost $—)	6,684	10,496

SHORT-TERM INVESTMENTS — 6.2%
Money Market Funds — 6.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,555,061	1,555,061
State Street Navigator Securities Lending Government Money Market Portfolio(3)	9,176,908	9,176,908
TOTAL SHORT-TERM INVESTMENTS (Cost $10,731,969)		10,731,969
TOTAL INVESTMENT SECURITIES—105.2% (Cost $178,295,658)		181,794,150
OTHER ASSETS AND LIABILITIES — (5.2)%		(9,042,845)
TOTAL NET ASSETS — 100.0%		$172,751,305

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	9	December 2022	$849,375	$64,951
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.1%
Financials	19.2%
Materials	19.1%
Consumer Discretionary	11.2%
Energy	10.7%
Information Technology	4.6%
Consumer Staples	3.6%
Real Estate	2.9%
Communication Services	2.8%
Health Care	2.2%
Utilities	1.6%
Short-Term Investments	6.2%
Other Assets and Liabilities	(5.2%)

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $16,460,926. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $17,483,136 which includes security collateral of $8,306,228.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$940,498	$170,098,116	—
Rights	—	13,071	—
Warrants	—	10,496	—
Short-Term Investments	10,731,969	—	—
	$11,672,467	$170,121,683	—
Other Financial Instruments
Futures Contracts	$64,951	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.